Putnam Minnesota Tax Exempt Income Fund
The fund's portfolio
8/31/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 2.92% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (97.6%)(a)
	Rating(RAT)	Principal amount	Value
Guam (1.5%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	$430,000	$442,168
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	1,300,000	1,269,431
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/50	A-	1,000,000	1,033,949

			2,745,548
Minnesota (95.0%)
Anoka-Hennepin, G.O. Bonds, (Indpt. School Dist. No. 11), Ser. A, 3.00%, 2/1/45	AAA	4,100,000	3,409,585
Apple Valley, Sr. Hsg. Rev. Bonds, (Orchard Path Phase II), 4.00%, 9/1/61	BB-/P	400,000	331,707
Aurora, G.O. Bonds, (Indpt. School Dist. No. 2711), Ser. B, zero %, 2/1/29	Aa1	940,000	792,787
Baytown Twp., Lease Rev. Bonds, Ser. A
4.00%, 8/1/41	BB+	1,550,000	1,417,542
4.00%, 8/1/36	BB+	300,000	286,543
Bethel, Charter School Lease Rev. Bonds, (Spectrum High School), Ser. A, 4.25%, 7/1/47	BB+	895,000	816,692
Burnsville, G.O. Bonds, Ser. A, 2.30%, 12/20/28	AAA	1,060,000	992,040
Center City, Hlth. Care Fac. Rev. Bonds, (Hazelden Betty Ford Foundation), 5.00%, 11/1/44	Baa1	500,000	500,510
Central MN Muni. Pwr. Agcy. Rev. Bonds, AGM
4.00%, 1/1/42	AA	340,000	342,391
3.00%, 1/1/37	AA	300,000	274,732
3.00%, 1/1/36	AA	300,000	277,944
3.00%, 1/1/35	AA	375,000	350,816
3.00%, 1/1/34	AA	780,000	735,500
Chisholm Cnty., G.O. Bonds, (Indpt. School Dist. No. 695), Ser. A, zero %, 2/1/34	Aa1	525,000	369,448
Circle Pines, G.O. Bonds, (Indpt. School Dist. No. 12), Ser. A, zero %, 2/1/25	AAA	750,000	738,758
Cologne, Charter School Lease Rev. Bonds, Ser. A, 5.00%, 7/1/34	Ba1	345,000	345,081
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 5.25%, 7/1/40	BB+	500,000	503,345
Duluth, COP, (Indpt. School Dist. No. 709)
Ser. B, 5.00%, 2/1/28	Aa1	1,390,000	1,487,005
Ser. B, 5.00%, 2/1/27	Aa1	370,000	389,217
Ser. A, 4.00%, 3/1/32 (Prerefunded 3/1/27)	Baa1	1,355,000	1,395,732
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/41	BB/P	930,000	780,808
4.00%, 7/1/36	BB/P	250,000	227,240
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Essentia Hlth. Oblig. Group), Ser. A, 5.25%, 2/15/58	A-	1,000,000	1,026,810
(Essentia Hlth. Oblig. Group), 5.00%, 2/15/43	A-	2,000,000	2,048,431
(St. Luke's Hosp. of Duluth Oblig. Group), 4.00%, 6/15/39	AA-	225,000	230,441
(St. Luke's Hosp. of Duluth Oblig. Group), 4.00%, 6/15/38	AA-	375,000	386,956
(St. Luke's Hosp. of Duluth Oblig. Group), 3.00%, 6/15/44	AA-	825,000	707,207
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A
5.50%, 8/1/36	BB+	250,000	250,204
4.50%, 8/1/26	BB+	150,000	150,032
Gibbon, G.O. Bonds, ((Indpt. School Dist. No. 2365), Ser. A, 5.00%, 2/1/48	AAA	1,850,000	1,984,614
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	456,173
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB+	250,000	252,788
Hastings, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 200), Ser. A, zero %, 2/1/30	Aa1	1,000,000	826,129
Hennepin Cnty., G.O. Bonds, Ser. C
5.00%, 12/15/35	AAA	3,000,000	3,284,413
5.00%, 12/1/34	AAA	1,500,000	1,564,394
Hennepin Cnty., VRDN, Ser. B, 2.90%, 12/1/38	A-1+	750,000	750,000
Hennepin Cnty., Regl. RR Auth. G.O. Bonds, Ser. A, 5.00%, 12/1/35	AAA	3,000,000	3,234,920
Independence, Charter School Rev. Bonds, (Global Academy, Inc.), Ser. A, 4.00%, 7/1/51	BB	650,000	549,431
Maple Grove, Hlth. Care Fac. Rev. Bonds, (Maple Grove Hosp. Corp.)
5.00%, 5/1/32	Baa2	500,000	513,887
5.00%, 5/1/31	Baa2	500,000	515,211
5.00%, 5/1/30	Baa2	850,000	877,514
4.00%, 5/1/37	Baa2	1,000,000	951,808
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5.00%, 1/1/52	A+	2,000,000	2,117,512
Ser. C, 5.00%, 1/1/37	AA-	825,000	858,205
Ser. C, 5.00%, 1/1/36	AA-	825,000	859,463
Ser. A, 5.00%, 1/1/35	A+	900,000	1,035,148
Ser. A, 4.25%, 1/1/52	A+	2,375,000	2,375,784
Minneapolis, G.O. Bonds
(Special School Dist. No. 1), Ser. A, 4.00%, 2/1/35	AAA	1,590,000	1,653,644
3.00%, 12/1/28	AAA	1,650,000	1,647,123
Minneapolis, Rev. Bonds, (YMCA of the Greater Twin Cities)
4.00%, 6/1/31	Baa2	100,000	101,678
4.00%, 6/1/27	Baa2	100,000	102,104
Minneapolis, Hlth. Care Syst. Mandatory Put Bonds (11/15/28), (Allina Hlth.), Ser. A, 5.00%, 11/15/52	A1	2,000,000	2,150,368
Minneapolis, Hlth. Care Syst. Rev. Bonds
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	Baa1	250,000	250,223
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/34	Baa1	2,230,000	2,317,406
(Allina Hlth.), 4.00%, 11/15/40	A1	4,510,000	4,472,217
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/38	Baa1	500,000	478,676
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs. Oblig. Group), Ser. B, 3.40%, 11/15/48	VMIG 1	3,000,000	3,000,000
Minneapolis, Multi-Fam. Rev. Bonds, (14th and Central, LLLP), FNMA Coll., 2.35%, 2/1/38	AA+	4,608,534	3,694,254
Minneapolis, Student Hsg. 144A Rev. Bonds, (Riverton Cmnty. Hsg.), 5.00%, 8/1/53	BB/P	500,000	500,068
MN State COP
5.00%, 11/1/41	AA+	3,000,000	3,389,722
5.00%, 11/1/40	AA+	3,500,000	3,974,529
(Legislative Office Fac.), 5.00%, 6/1/37	AA+	3,000,000	3,008,518
MN State Agriculture & Econ. Dev. Board Rev. Bonds, (HealthPartners), 5.25%, 1/1/54	A2	2,500,000	2,732,981
MN State Higher Ed. Fac. Auth. Rev. Bonds
(St. Catherine U.), 5.125%, 10/1/48	Baa1	750,000	763,591
(U. of St. Thomas), Ser. A, 5.00%, 10/1/49	A2	1,825,000	1,954,712
(Carleton College), 5.00%, 3/1/48	Aa2	2,750,000	2,957,348
(Bethel U.), 5.00%, 5/1/47	BB+	1,000,000	911,468
(Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	695,652
(St. Catherine U.), 5.00%, 10/1/43	Baa1	600,000	614,630
(U. of St. Thomas), 5.00%, 10/1/40	A2	1,000,000	1,056,835
(Carleton College), 5.00%, 3/1/39	Aa2	1,010,000	1,123,753
(Carleton College), 5.00%, 3/1/38	Aa2	475,000	531,830
(Carleton College), 5.00%, 3/1/37	Aa2	500,000	565,418
(College of St. Benedict), Ser. 8-K, 5.00%, 3/1/37	Baa2	1,000,000	1,011,951
(U. of St. Thomas), Ser. L-8, 5.00%, 4/1/35	A2	750,000	766,164
(U. of St. Thomas), Ser. A, 4.125%, 10/1/53	A2	2,325,000	2,290,580
(Macalester College), 4.00%, 3/1/48	Aa3	1,000,000	970,815
(St. Olaf College), 4.00%, 10/1/46	A1	5,100,000	4,931,310
(College of St. Benedict), Ser. 8-K, 4.00%, 3/1/43	Baa2	1,000,000	911,029
(College of St. Scholastica, Inc.), 4.00%, 12/1/40	Baa2	1,500,000	1,368,070
(St. John's U.), 4.00%, 10/1/39	A2	425,000	429,055
(St. Catherine U.), Ser. A, 4.00%, 10/1/37	Baa1	580,000	561,461
(Carleton College), 4.00%, 3/1/37	Aa2	500,000	504,888
(St. Catherine U.), Ser. A, 4.00%, 10/1/36	Baa1	920,000	895,826
(College of St. Benedict), 4.00%, 3/1/36	Baa2	410,000	400,499
(St. John's U.), 4.00%, 10/1/35	A2	170,000	173,896
(U. of St. Thomas), Ser. A, 4.00%, 10/1/35	A2	400,000	405,117
(St. John's U.), 4.00%, 10/1/34	A2	175,000	179,431
(U. of St. Thomas), Ser. A, 4.00%, 10/1/34	A2	400,000	405,617
(St. John's U.), 4.00%, 10/1/33	A2	475,000	488,771
(St. Olaf College), Ser. 8-N, 4.00%, 10/1/26	A1	85,000	86,581
(Macalester College), 3.00%, 3/1/43	Aa3	325,000	274,069
(Macalester College), 3.00%, 3/1/40	Aa3	360,000	320,040
(St. John's U.), 3.00%, 10/1/38	A2	245,000	218,914
(St. Olaf College), 3.00%, 10/1/38	A1	2,000,000	1,809,913
(St. John's U.), 3.00%, 10/1/36	A2	420,000	385,136
MN State Hsg. Fin. Agcy. Rev. Bonds, Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll.,, 3.00%, 7/1/52	Aa1	2,475,000	2,430,184
MN State Muni. Gas Agcy. Mandatory Put Bonds (12/1/27), Ser. A, 4.00%, 12/1/52	Aa1	4,000,000	4,040,592
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
Ser. A, 5.00%, 10/1/34	Aa3	850,000	851,250
5.00%, 10/1/33	Aa3	250,000	250,375
5.00%, 10/1/29	Aa3	350,000	366,416
MN State Office of Higher Ed. Rev. Bonds, (Supplemental Student Loan Program), 4.00%, 11/1/37	AA	200,000	199,722
MN State Res. Hsg. Fin. Agcy. Ser. VRDN, GNMA Coll., FNMA Coll., FHLMC Coll., 2.90%, 1/1/41	VMIG 1	500,000	500,000
MN State Res. Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 4.00%, 8/1/39	Aa1	1,000,000	1,007,655
Ser. E, 3.50%, 1/1/46	Aa1	65,000	64,650
MN State Rural Wtr. Fin. Auth. Rev. Bonds, (Pub. Projects Construction), 4.375%, 4/1/25	AAA/P	2,000,000	2,001,177
Moorhead, Edl. Fac. Rev. Bonds, (Concordia College Corp.), 5.00%, 12/1/40	Baa2	500,000	503,474
Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/41	A3	400,000	409,468
AGM, 5.00%, 1/1/41	AA	515,000	548,538
AGM, 5.00%, 1/1/39	AA	250,000	268,571
5.00%, 1/1/36	A3	180,000	186,793
5.00%, 1/1/35	A3	170,000	176,782
5.00%, 1/1/34	A3	210,000	218,418
5.00%, 1/1/33	A3	235,000	244,872
5.00%, 1/1/32	A3	215,000	224,559
5.00%, 1/1/31	A3	200,000	209,374
5.00%, 1/1/28	A3	250,000	257,348
Otsego, Charter School Lease Rev. Bonds, (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB-/P	200,000	187,731
Ramsey Cnty., G.O. Bonds, Ser. A, 3.375%, 2/1/39	Aaa	580,000	562,566
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	600,000	610,083
Rice Cnty., G.O. Bonds, Ser. A, 4.00%, 2/1/48	AAA	2,000,000	1,942,577
Richfield, G.O. Bonds, (Indpt. School Dist. No. 280), Ser. A, 4.00%, 2/1/36	AAA	1,500,000	1,521,428
Rochester, G.O. Bonds, (Indpt. School Dist. No. 535), Ser. A, 4.00%, 2/1/32	AAA	1,805,000	1,899,161
Rochester, Elec. Util. Rev. Bonds, Ser. A
5.00%, 12/1/36	Aa3	500,000	520,000
5.00%, 12/1/35	Aa3	730,000	761,783
Rochester, Hlth. Care Fac. Rev. Bonds, (Mayo Clinic)
Ser. B, 5.00%, 11/15/36	Aa2	500,000	599,509
4.00%, 11/15/48	Aa2	1,500,000	1,475,063
Sartell, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 748), Ser. B, zero %, 2/1/34	Aa1	700,000	475,412
Shakopee, G.O. Bonds, (Indpt. School Dist. No. 720), Ser. C, zero %, 2/1/30	Aa1	3,355,000	2,776,085
Shakopee, Hlth. Care Fac. Rev. Bonds, (St. Francis Regl. Med. Ctr.)
5.00%, 9/1/34	A-	670,000	670,236
5.00%, 9/1/29	A-	250,000	250,136
Southern MN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A
5.00%, 1/1/47	A1	1,815,000	1,890,866
5.00%, 1/1/36	A1	500,000	513,706
St. Cloud, Hlth. Care Rev. Bonds, (CentraCare Hlth. Syst.)
Ser. A, 5.00%, 5/1/46	A2	1,500,000	1,515,045
4.00%, 5/1/49	A2	2,505,000	2,358,545
St. Paul, Hsg. & Redev. Auth. Rev. Bonds, (SPCPA Bldg. Co.), Ser. A, 4.625%, 3/1/43	BB-	350,000	313,980
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Hmong College Preparatory Academy), 5.00%, 9/1/55	BB+	2,500,000	2,488,278
Ser. A, 5.00%, 12/1/37	BBB-	500,000	500,394
(Twin Cities Academy), Ser. A, 5.00%, 7/1/35	BB	250,000	250,646
(German Immersion School), Ser. A, 5.00%, 7/1/33	BB	465,000	465,169
(Nova Classical Academy), Ser. A, 4.00%, 9/1/36	BB+	950,000	920,907
(Nova Classical Academy), 4.00%, 9/1/31	BB+	350,000	347,469
(Nova Classical Academy), 2.00%, 9/1/26	BB+	155,000	148,512
St. Paul, Hsg. & Redev. Auth. Energy Rev. Bonds, Ser. A, 4.00%, 10/1/33	A-	650,000	660,630
St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds, (Fairview Hlth. Svcs. Oblig. Group), Ser. A
4.00%, 11/15/37	Baa1	1,000,000	965,893
4.00%, 11/15/36	Baa1	1,000,000	969,352
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds
(HealthPartners Oblig. Group), Ser. A, 5.00%, 7/1/32	A2	500,000	505,222
(HealthPartners), 5.00%, 7/1/30	A2	1,000,000	1,011,732
St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds, (Healtheast Care Syst.), Ser. A, U.S. Govt. Coll., 5.00%, 11/15/40 (Prerefunded 11/15/25)	AAA/P	650,000	666,648
St. Paul, Metro. Council Area G.O. Bonds, (Waste Wtr.), Ser. I, 3.00%, 3/1/27	Aaa	750,000	748,661
St. Paul, Port Auth. Dist. Energy Rev. Bonds, Ser. 23-3, 4.75%, 10/1/43	A-	1,000,000	1,034,927
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	640,000	640,359
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. I, GNMA Coll, FNMA Coll, FHLMC Coll., 2.80%, 12/1/47	Aaa	152,962	125,599
U. of MN Rev. Bonds, Ser. A
5.00%, 9/1/42	Aa1	1,410,000	1,452,949
5.00%, 4/1/41	Aa1	2,000,000	2,048,795
5.00%, 9/1/40	Aa1	1,460,000	1,511,458
Wadena, Rev. Bonds, (Astera Hlth.), Ser. A
5.00%, 12/1/45	A2	1,900,000	2,045,916
5.00%, 12/1/34	A2	455,000	520,082
5.00%, 12/1/33	A2	385,000	437,833
5.00%, 12/1/32	A2	365,000	411,877
5.00%, 12/1/31	A2	395,000	442,293
Warren-Alvarado-Oslo, G.O. Bonds, (Indpt. School Dist. No. 2176), Ser. A
3.625%, 2/1/40	Aa1	1,120,000	1,100,233
3.50%, 2/1/39	Aa1	1,300,000	1,272,698
3.25%, 2/1/36	Aa1	625,000	617,182
Western MN Muni. Pwr. Agcy. Rev. Bonds
(Red Rock Hydroelectric), Ser. A, 5.00%, 1/1/49	Aa2	3,500,000	3,615,237
Ser. A, 5.00%, 1/1/32	Aa2	500,000	514,654
Winona, G.O. Bonds, (Indpt. School Dist. No 861), Ser. A, 4.00%, 2/1/31	AAA	1,075,000	1,133,125
Wright Cnty., COP, Ser. A, 3.00%, 12/1/39	AA	1,050,000	930,375
Wright Cnty., G.O. Bonds
Ser. A, 3.45%, 12/1/37	AA+	1,680,000	1,622,178
(Cap. Impt. Plan), Ser. A, 3.30%, 12/1/35	AA+	2,050,000	1,980,667

			178,922,859
New Jersey (0.1%)
NJ State Econ. Dev. Auth. Rev. Bonds, (NYNJ Link Borrower, LLC), 5.375%, 1/1/43	A-	260,000	260,205

			260,205
Ohio (0.1%)
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.00%, 7/1/40	A	250,000	254,066

			254,066
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	500,000	489,166

			489,166
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	1,000,000	1,107,384

			1,107,384

Total municipal bonds and notes (cost $185,109,248)			$183,779,228

SHORT-TERM INVESTMENTS (1.4%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.44%(AFF)	2,568,211	$2,568,211

Total short-term investments (cost $2,568,211)		$2,568,211
TOTAL INVESTMENTS

Total investments (cost $187,677,459)		$186,347,439

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2024 through August 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $188,352,670.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$586,746	$8,266,635	$6,285,170	$21,700	$2,568,211

	Total Short-term investments	$586,746	$8,266,635	$6,285,170	$21,700	$2,568,211
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 2.92%, 5.31%, 5.28%, 5.32%, 5.02% and 4.71%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	25.6%
	Local debt	22.1
	Health care	21.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$183,779,228	$—
Short-term investments	—	2,568,211	—

Totals by level	$—	$186,347,439	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com